UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-09223
                                                           -----

Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2006 to June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2007
      ----------------


======================== PIONEER STRATEGIC INCOME FUND =========================


KVAERNER ASA (FORMERLY AKER KVAERNER AS)

Ticker:                      Security ID:  R38879AV5
Meeting Date: NOV 9, 2006    Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Notice of Meeting                 For       For        Management
2     Approve Meeting Agenda                    For       For        Management
3     Designate Inspector or Bondholder         For       For        Management
      Representative(s) of Minutes of Meeting
4     Amend Certain Clauses to Loan Agreement   For       For        Management
      Regarding Redemption of Loan
5     Authorize Norsk Tillitsmann ASA to Enter  For       For        Management
      Into Necessary Agreements and Carry Out
      Necessary Paperwork In Connection With
      Adopted Resolutions


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TRUSTREET PROPERTIES INC

Ticker:       TSY            Security ID:  898404AB4
Meeting Date: FEB 16, 2007   Meeting Type: Written Consent
Record Date:  JAN 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CONSENT TO THE PROPOSED AMENDMENTS        For       For        Management
      PURSUANT TO THE CONSENT SOLICITATION


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WAYNE CHARTER COUNTY

Ticker:                      Security ID:  944315AN0
Meeting Date: MAY 7, 2007    Meeting Type: Written Consent
Record Date:  MAR 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                  For       For        Management
2     U.S. CITIZEN                              For       For        Management

========== END NPX REPORT